CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Accrued expenses	Accounts Payable	Other Issue	Held in Escrow	COMMON STOCK	COMMON STOCK Other Issue	COMMON STOCK Held in Escrow	COMMON STOCK ADDITIONAL PAID-IN CAPITAL	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Other Issue	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Held in Escrow	Series E Preferred Stock	Series E Preferred Stock Accrued expenses	Series E Preferred Stock Accounts Payable	ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK	ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK Accrued expenses	ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK Accounts Payable	ACCUMULATED DEFICIT
Beginning Balance at Dec. 31, 2008	$ (15,452,154)					$ 1,848			$ 109,848,580									$ (125,302,582)
Beginning Balance (in shares) at Dec. 31, 2008						184,704,015
Shares issued for cash (in shares)						18,123,014
Shares issued for cash	1,882,354					181			1,882,173
Shares issued for conversion of notes (in shares)						25,683,212
Shares issued for conversion of notes	2,703,199					257			2,702,942
Shares issued for settlement of debt (in shares)						2,720,346
Shares issued for settlement of debt	131,780					27			131,753
Shares issued for services (in shares)						31,484,999
Shares issued for services	2,934,000					314			2,933,686
Shares issued for options exercised (in shares)						75,000
Shares issued for options exercised						1			(1)
Shares issued for interest (in shares)						250,000
Shares issued for interest	9,500					3			9,497
Fair value of vested options issued for officers' and directors' compensation	2,134,120								2,134,120
Warrants issued with convertible notes	28,060								28,060
Modification of warrants	443,305								443,305
Net loss	(9,414,507)																	(9,414,507)
Preferred Series E shares issued (in shares)													70,385	29,615
Preferred Series E shares issued		440,607	185,387										70	30		440,537	185,357
Ending Balance at Dec. 31, 2009	(13,974,349)					2,631			120,114,115			100			625,894			(134,717,089)
Ending Balance (in shares) at Dec. 31, 2009						263,040,586						100,000
Shares issued for cash (in shares)						23,111,159
Shares issued for cash	1,703,129					231			1,702,898
Shares issued for settlement of debt (in shares)						14,354,809
Shares issued for settlement of debt	952,478					144			952,334
Shares issued for services (in shares)						22,032,005
Shares issued for services	1,571,919					220			1,571,699
Fair value of vested options issued for officers' and directors' compensation	776,638								776,638
Modification of warrants	29,262								29,262
Net loss	(9,796,010)																	(9,796,010)
Preferred Series E shares cancelled and returned (in shares)													(70,385)	(29,615)
Preferred Series E shares cancelled and returned		(440,607)	(185,387)										(70)	(30)		(440,537)	(185,357)
Ending Balance at Dec. 31, 2010	(19,362,927)					3,226			125,146,946									(144,513,099)
Ending Balance (in shares) at Dec. 31, 2010						322,538,559
Shares issued for cash (in shares)						25,888,332
Shares issued for cash	1,941,625					259			1,941,366
Shares issued for settlement of debt (in shares)						17,562,200
Shares issued for settlement of debt	352,911					176			352,735
Shares issued for services (in shares)						634,998
Shares issued for services	46,916					6			46,910
Shares issued for directors' compensation (in shares)						250,000
Shares issued for directors' compensation	17,500					2			17,498
Shares issued for options exercised (in shares)						1,615,129
Shares issued for options exercised						16			(16)
Fair value of vested options issued for officers' and directors' compensation	48,099								48,099
Options vesting	596,197								596,197
Cashless exercise of warrants (in shares)						148,276
Cashless exercise of warrants						2			(2)
Net loss	(111,632)																	(111,632)
Shares issued for acquisition (in shares)							24,500,000	5,500,000
Shares issued for acquisition				1,837,500	412,500		245	55		1,837,255	412,445
Ending Balance at Jun. 30, 2011	$ (14,221,311)					$ 3,987			$ 130,399,433									$ (144,624,731)
Ending Balance (in shares) at Jun. 30, 2011						398,637,494